Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,232,500.00
Total Fee Amount	446.41
Total Offset Amount	0.00
Net Fee	$ 446.41
Offering Table N/A
Offset Table N/A	N/A